DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2015
Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	$ 6.9	$ (1.0)	$ 1.4
Revenue
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.5	(0.1)	0.6
Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	1.2	0.0	(0.9)
Financial items
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	(3.4)	(2.8)	0.0
Forward freight agreements | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	(0.3)	(0.2)	0.0
Forward freight agreements | Revenue
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.5	(0.1)	0.6
Forward freight agreements | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.0	0.0	0.0
Forward freight agreements | Financial items
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.0	0.0	0.0
Bunker swaps | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	0.0	1.0	(0.2)
Bunker swaps | Revenue
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.0	0.0	0.0
Bunker swaps | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	1.2	0.0		$ (0.9)
Bunker swaps | Financial items
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.0	0.0	0.0
Forward exchange contracts | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	4.4	(3.4)	0.8
Forward exchange contracts | Revenue
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.0	0.0	0.0
Forward exchange contracts | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.0	0.0	0.0
Forward exchange contracts | Financial items
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	(1.4)	0.1	0.0
Interest rate swaps | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	2.7	1.6	0.8
Interest rate swaps | Revenue
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.0	0.0	0.0
Interest rate swaps | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	0.0	0.0	0.0
Interest rate swaps | Financial items
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivative financial instruments, recognised in profit or loss	$ (2.0)	$ (2.9)	$ 0.0